March 3, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Re:	Dreyfus Appreciation Fund, Inc.
File No. 811-3081

Dear Sir or Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended December 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6620.

Sincerely,

/s/ Judith C. Canonica

Judith C. Canonica

JCC/ Enclosure